SHARE CAPITAL (Narrative) (Details)						1 Months Ended							6 Months Ended		12 Months Ended
	May 15, 2018 USD ($) shares	May 11, 2018 USD ($) shares	Jan. 13, 2017 USD ($) shares	Jan. 13, 2017 $ / shares	Oct. 12, 2016 USD ($) shares	Jul. 25, 2017 USD ($) shares	Jul. 20, 2017 shares	Apr. 18, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Sep. 19, 2016 USD ($) shares	Sep. 19, 2016 $ / shares	Jul. 03, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) shares	Jun. 30, 2017 USD ($)	Nov. 20, 2015 USD ($)	Aug. 31, 2015 shares
Statement [Line Items]
Number of shares outstanding | shares															291,034,110	148,469,377	88,857,028			76,894,302
Units issued - financing (Shares) | shares	117,453,862	15,090,999													132,544,861
Units issued, price per unit	$ 0.15	$ 0.15
Proceeds from units issued	17,600,000	2,300,000													$ 19,900,000
Weighted average exercise price of warrants granted in share-based payment arrangement	0.17	$ 0.17
Unit issuance costs	2,500,000														$ 2,413,000
Shares issued for interest on convertible note (Shares) | shares															10,019,872
Shares issued for interest on convertible note															$ 1,416,000
Increase (decrease) in number of shares outstanding | shares								15,390,000	19,693,750	22,230,000
Issue of equity			$ 878,440,000
Equity Issuance, Price per Share | (per share)				$ 2.253				$ 1.30	$ 1.46	$ 1.80		$ 3.66
Payments for share issue costs															2,562,000	$ 7,210,000	$ 2,958,000
Gross proceeds from issuing shares								$ 20,000,000	$ 28,800,000	$ 40,000,000
Proceeds from issuance of equity	$ 19,880,000							$ 18,300,000	$ 26,300,000	$ 36,900,000					19,882,000	88,774,000	33,000,000
Shares issued on conversion of convertible note (Shares) | shares						13,190
Shares issued on conversion of convertible note						$ 10,000										$ 12,000
Number of share options granted in share-based payment arrangement																2,305,000
Share based compensation															80,000	$ 1,867,000	$ 357,000
Convertible Notes [Member]
Statement [Line Items]
Shares issued for interest on convertible note (Shares) | shares													7,579,243	2,440,629
Shares issued for interest on convertible note													$ 724,780	$ 691,110
Borrowings													$ 19,990,000	$ 19,990,000				$ 20,000,000
Shares issued on conversion of convertible note (Shares) | shares							13,190
Sprott Facility [Member]
Statement [Line Items]
Borrowings															0				$ 40,000,000
Increase (decrease) in number of shares outstanding | shares			275,202								801,314
Issue of equity											$ 2,000,000
Sprott Facility - Second Advance [Member]
Statement [Line Items]
Borrowings					$ 5,000,000
Increase (decrease) in number of shares outstanding | shares					113,963
Payments for share issue costs					$ 250,000
LMM Facility [Member]
Statement [Line Items]
Borrowings															46,500,000				$ 40,000,000
Increase (decrease) in number of shares outstanding | shares			293,616
Capitalized to mineral properties [Member]
Statement [Line Items]
Share based compensation															3,000
Capitalized to property plant and equipment [Member]
Statement [Line Items]
Share based compensation																723,000
Expensed [Member]
Statement [Line Items]
Share based compensation															$ 77,000	$ 1,144,000